CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Common shares, issued	170,859,604	168,763,496
Treasury shares, held in trust	45,868	43,141